FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]		    Cleveland,  Ohio		March 31, 2004

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     52

	c.	Information Table Value Total	$ 168,852

		List of Other Included Managers	    None




FORM 13 F
(SEC USE ONLY)

Quarter Ending March 31, 2004
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


SECURITY NAME                     TYPE         CUSIP         VALUE (x$1,000)    QUANTITY

ALBERTSONS INC                    common       013104104               2,078      93,825
ALTRIA GROUP                      common       02209S103                 793      14,560
AMERICAN ELEC PWR                 common       025537101                 205       6,235
AUTOMATIC DATA PROCESSING         common       053015103                 168       4,004
BANK OF AMERICA                   common       060505104               1,698      20,970
BP AMOCO PLC                      common       055622104               9,132     178,357
CHEVRONTEXACO                     common       166764100                 145       1,647
CINERGY CORP.                     common       172474108               5,946     145,409
CITIGROUP                         common       172967101                 173       3,348
COMCAST CORP NEW CLASS A          common       20030N101                 373      12,955
CON AGRA                          common       205887102                 318      11,800
CON EDISON                        common       209115104                 735      16,660
CONOCOPHILLIPS                    common       20825C104               2,919      41,811
CORNING                           common       219350105               3,412     305,200
DOMINION RES.                     common       25746U109                 467       7,270
DUPONT DE NEMOURS                 common       263534109               4,876     115,500
EMERSON ELECTRIC                  common       291011104               6,108     101,930
EXXON MOBIL                       common       30231G102               3,254      78,234
GENERAL ELECTRIC                  common       369604103               5,423     177,698
GENERAL MILLS                     common       370334104               5,809     124,435
GENERAL MOTORS                    common       370442105               4,799     101,895
GENUINE PARTS                     common       372460105               4,498     137,465
GOODRICH, B F                     common       382388106               4,173     148,672
HEINZ HJ COMPANY                  common       423074103                 164       4,400
HOME DEPOT INC.                   common       437076102               5,410     144,808
HONEYWELL INTL                    common       438516106                 736      21,740
INGERSOLL RAND                    common       G4776G101               1,640      24,239
INTL BUS. MACHINES                common       459200101                 158       1,720
JOHNSON & JOHNSON                 common       478160104               4,316      85,094
JP MORGAN CHASE                   common       46625H100               2,121      50,570
KEYCORP                           common       493267108               5,632     185,924
KEYSPAN ENERGY                    common       49337W100                 812      21,250
KIMBERLY CLARK                    common       494368103               6,635     105,144
LIMITED INC                       common       532716107                 945      47,250
LUBRIZOL CORP                     common       549271104               1,969      62,525
MARATHON OIL                      common       565849106               6,882     204,385
MARSH & McLENNAN                  common       571748102               4,820     104,109
MAYTAG CORP                       common       578592107               3,968     125,675
MCDONALDS                         common       580135101               2,423      84,800
MERCK &  CO.                      common       589331107               5,656     127,986
MOTOROLA INC                      common       620076109               2,971     168,818
NATIONAL CITY                     common       635405103               6,072     170,670
PFIZER INC                        common       717081103                 135       3,865
PPG CORP                          common       693506107               4,571      78,400
SABINE ROYALTY TR.                common       785688102                 117       3,600
SARA LEE CORP                     common       803111103               6,180     282,723
SBC COMM.                         common       78387G103               3,570     145,486
SCHERING PLOUGH                   common       806605101               1,377      84,900
TECO ENERGY                       common       872375100               2,474     169,101
VERIZON                           common       92343V104               4,092     111,977
VF CORP                           common       918204108               6,811     145,845
WACHOVIA                          common       929903102               8,694     184,970

                                                                     168,852




(SEC USE ONLY)


     Investment Discretion                     Voting Authority

              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
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